Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
Net Loss Per Share

18. Net Loss Per Share

The Company has reported losses since inception and has computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per share of Common Stock after giving consideration to all potentially dilutive shares of common stock, including options to purchase common stock and warrants to purchase common stock, outstanding during the period determined using the treasury-stock and if-converted methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses, these potential shares of Common Stock are anti-dilutive and basic and diluted loss per share were the same for all periods presented.

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2025	2024
Numerator:
Loss from continuing operations	$(177,385)	$(32,423)
Income from discontinued operations	17,542	—
Less: Net (loss) income attributable to noncontrolling interests	(15,249)	89
Less: Deemed dividend on inducement warrant for common stock	—	(2,780)
Net loss attributable to ASP Isotopes shareholders	$(175,092)	$(35,114)
Denominator:
Weighted average common stock outstanding, basic and diluted	83,013,594	55,671,805
Net (loss) income per share, basic and diluted:
Continuing operations	$(2.14)	$(0.58)
Discontinued operations	$0.21	$—
Attributable to ASP Isotopes Inc. shareholders	$(2.11)	$(0.63)

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive:

	Year Ended December 31,
	2025	2024
Options to purchase common stock	808,000	2,731,000
Restricted stock	4,169,955	2,814,703
Warrants to purchase common stock	69,778	1,516,297
Total shares of common stock equivalents	5,047,733	7,062,000